LONG-TERM DEBT - Values of Debt (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Principal value	$ 665,000,000	$ 555,000,000
Less: Unamortized debt issue costs	(8,000,000)	(5,000,000)
Long-term debt	$ 657,000,000	550,000,000
5.375% senior secured notes due December 2020
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	5.375%
Principal value	$ 0	240,000,000
6.25% senior secured notes due April 2023
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	6.25%
Principal value	$ 315,000,000	315,000,000
Senior Secured Notes Due June 2027 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	5.75%
Principal value	$ 350,000,000	$ 0